Commitments, Guarantees, and Contingent Liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Commitments and Contingencies Disclosure [Line Items]
Commitments for purchase of equipment to be leased at cost				¥ 3,124		¥ 3,475
Payments for computer systems under non-cancelable contracts		¥ 2,359	¥ 2,216	6,497	¥ 6,122
Estimated construction costs		178,665		178,665		128,449
Total unused credit and capital amount available		473,522		473,522		436,784
Guarantee Obligations Maximum Exposure		1,217,211		1,217,211		1,153,273
Guarantee Obligations Current Carrying Value		58,379		58,379		60,458
Outstanding principal amount of loans transferred under Delegated Underwriting and Servicing program		2,208,917		2,208,917		2,121,074
Provision for credit losses for off-balance sheet credit exposure reversal	[1]	331	¥ 528	1,199	¥ 2,897
Investment in securities pledged for primarily collateral deposits		107,496		107,496		147,428
Investments In Subsidaries Pledged		10,109		10,109		10,531
Other Liabilities [Member]
Commitments and Contingencies Disclosure [Line Items]
Allowance for off-balance sheet credit exposure		21,268		21,268		22,120
Secured By Share
Commitments and Contingencies Disclosure [Line Items]
Secured debt		31,872		31,872		38,399
Secured Investments
Commitments and Contingencies Disclosure [Line Items]
Secured debt		85,561		85,561		74,334
Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure		479,687		479,687		436,414
Guarantee Obligations Current Carrying Value		5,061		5,061		4,895
Performance Guarantee | Corporate Loans
Commitments and Contingencies Disclosure [Line Items]
Guarantee Obligations Maximum Exposure		568,000		568,000		563,000
Guarantee Obligations Current Carrying Value		¥ 2,394		¥ 2,394		¥ 2,317

[1]	The allowance for off-balance sheet credit exposure were ¥22,120 million and ¥22,023 million as of March 31, 2022 and December 31, 2022, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 23 “Commitments, Guarantees and Contingent Liabilities.”